Income taxes - Components of income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income/(loss) before tax:
Income/(loss) from PRC entities	¥ (609,980)		¥ (128,658)	¥ 102,073
(Loss)/income from overseas entities	13,216		4,043	(8,082)
Income/(loss) before income tax expense	¥ (596,764)	$ (86,523)	¥ (124,615)	¥ 93,991